Debt (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Schedule of Outstanding Debt Instrument

The table below presents outstanding debt instruments as of November 30, 2020 and May 31, 2020:

	November 30, 2020	May 31,2020
10% Fixed Convertible Promissory Note	$—	$152,500
Self-amortization promissory notes	1,133,023	—
August 7, 2020 self-amortization promissory note	333,333	—
Related Party Note	—	64,728
Convertible Note Payable	1,000,000	1,000,000
	2,466,356	1,217,228
Less: debt discount	(366,227)	(25,180)
Total	$2,100,129	$1,192,048

The table below presents outstanding debt instruments as of May 31:

	2020	2019
Sponsor loan	$-	$93,761
10% Fixed Convertible Promissory Note	152,500	-
Less Discount	(25,180)	-
Related Party Note	64,728	-
Convertible Note Payable	1,000,000	1,000,000

Total	$1,192,048	$1,093,761

Schedule of Prepayment of Debt Note

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

June 18, 2020 Self-Amortization Note [Member]
Schedule of Amortization Payments

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
10/16/2020	$66,125
11/16/2020	66,125
12/16/2020	66,125
01/18/2021	66,125
02/18/2021	66,125
03/18/2021	66,125
04/16/2021	66,125
05/18/2021	66,125
06/18/2021	65,921
Total:	$594,921

August 7, 2020 Self-Amortization Note [Member]
Schedule of Amortization Payments

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	40,075.75
02/08/2021	40,075.75
03/08/2021	40,075.75
04/07/2021	40,075.75
05/07/2021	40,075.75
06/07/2021	40,075.75
07/07/2021	40,075.75
08/07/2021	39,952.34
Total:	$360,558.34